PROPERTY, PLANT AND EQUIPMENT (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, net	33,318	29,074
Depreciation expense	1,174	1,089	987
Number of crude oil storage assets sold to the Fund	2
Number of renewable energy assets sold to the Fund	3
Impairment charge	166	11	11
Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	15,243	13,898
Accumulated depreciation	(3,432)	(3,170)
Property, plant and equipment, net	11,811	10,728
Property, plant and equipment reclassified to Sponsored Investments	599	600
Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	7,764	7,062
Accumulated depreciation	(1,912)	(1,419)
Property, plant and equipment, net	5,852	5,643
Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	2,546	1,868
Accumulated depreciation	(350)	(213)
Property, plant and equipment, net	2,196	1,655
Property, plant and equipment reclassified to Sponsored Investments	338	354
Impairment charge	166
Impairment charge, net of tax	105
Abandonment costs	50
Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	15,865	12,990
Accumulated depreciation	(2,770)	(2,213)
Property, plant and equipment, net	13,095	10,777
Corporate
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	401	301
Accumulated depreciation	(37)	(30)
Property, plant and equipment, net	364	271
Pipeline | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	2.60%
Property, plant and equipment, gross	8,249	7,538
Pipeline | Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	4.60%
Property, plant and equipment, gross	544	568
Pipeline | Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	3.00%
Property, plant and equipment, gross	6,890	6,600
Pumping equipment, buildings, tanks and other | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	3.10%
Property, plant and equipment, gross	5,094	5,017
Pumping equipment, buildings, tanks and other | Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	3.30%
Property, plant and equipment, gross	4,787	3,792
Gas mains, services and other | Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	4.30%
Property, plant and equipment, gross	7,583	6,846
Wind turbines, solar panels and other | Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	4.90%
Property, plant and equipment, gross	519	781
Wind turbines, solar panels and other | Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	4.00%
Property, plant and equipment, gross	1,544	1,074
Land and right-of-way | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	2.40%
Property, plant and equipment, gross	225	232
Land and right-of-way | Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	2.50%
Property, plant and equipment, gross	79	79
Land and right-of-way | Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	4.90%
Property, plant and equipment, gross	6	7
Land and right-of-way | Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	2.40%
Property, plant and equipment, gross	642	611
Other | Corporate
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	9.40%
Property, plant and equipment, gross	105	71
Under construction | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	1,675	1,111
Under construction | Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	102	137
Under construction | Gas Pipelines, Processing and Energy Services
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	1,477	512
Under construction | Sponsored Investments
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	2,002	913
Under construction | Corporate
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	296	230